Income tax (Loss before income taxes additional information) (Details)	Dec. 31, 2023 USD ($)
Loss before income taxes
Operating loss carryforwards	$ 429,600,000
Canada | ElectraMeccanica Vehicles Corp
Loss before income taxes
Operating loss carryforwards	214,959,640
United States | ElectraMeccanica Vehicles Corp
Loss before income taxes
Operating loss carryforwards	$ 30,784,428